Redeemable Convertible Preferred Stock (Details Narrative) (10 K) - Redeemable Convertible Preferred Stock [Member] ₩ in Thousands	Jun. 08, 2016 KRW (₩)	May 30, 2017 shares	May 17, 2016 $ / shares	May 17, 2016 KRW (₩) shares
Number of preferred shares converted into common shares | shares		12,800
Securities Purchase Agreement [Member] | Accredited Investor [Member]
Number of preferred stock shares sold | shares				12,800
Preferred stock par value per share | $ / shares			$ 10,000
Preferred stock principal amount | ₩				₩ 640,000
Proceeds from sale of preferred stock net of issuance cost | ₩	₩ 3,993